SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Feb. 28, 2017
SHAREHOLDERS' EQUITY
Summary of Stock Option Activity

        The following is a summary of stock option activity:

	February 28, 2017		February 29, 2016
	Options	Weighted Average Exercise Price (CAD)	Options	Weighted Average Exercise Price (CAD)
Opening balance	276,728	$32.82	159,421	$76.34
Granted	324,895	$4.36	172,974	$8.64
Exercised	(18,220)	$3.05	—	$—
Expired	(54,079)	$61.43	(55,667)	$82.34

Closing balance	529,324	$13.45	276,728	$32.82

Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards

        The following table shows the weighted average values used in determining the fair value of options granted during the three months ended February 28, 2017 and February 29, 2016:

	February 28, 2017	February 29, 2016
Volatility	75.0%	95.6%
Risk-free rate	1.05%	0.58%
Dividend yield	Nil	Nil
Average expected life	4 yrs	4 yrs

Schedule of Stock Options Outstanding and Exercisable

        The following table summarizes the various exercise prices inherent in the Company's stock options outstanding and exercisable on February 28, 2017:

Exercise Price		Options Outstanding			Options Exercisable
Low (CAD)	High (CAD)	Quantity of options	Weighted average remaining contractual life (yrs)	Weighted average exercise price (CAD)	Quantity of options	Weighted average remaining contractual life (yrs)	Weighted average exercise price (CAD)
$3.00	$3.34	84,639	3.75	$3.00	83,389	3.73	$3.00
$3.35	$3.83	232,990	4.54	$3.66	—	—	—
$3.84	$6.78	75,050	4.20	$6.16	725	3.63	$4.00
$6.79	$46.88	63,688	2.95	$21.19	37,477	2.61	$24.01
$46.89	$73.50	72,957	1.54	$57.59	62,745	1.45	$58.21

		529,324	3.76	$13.45	184,336	2.73	$26.07

Schedule of Stock-Based Compensation Expense

Stock compensation expense was allocated to operating expenses as follows:

	February 28, 2017	February 29, 2016
Research and development	182	172
Selling and marketing	239	204
General and administrative	329	565

	750	941

Summary of granted warrants

        The following is a summary of granted warrants:

	February 28, 2017
	Warrants Granted	Shares Purchasable	Exercise Price	Termination date
May 2007 Issuance	31,562	1,262	$88.75 CAD	May 30, 2017
September 2013 Issuance	738,750	29,550	$2.80	September 23, 2018
April 2016 Issuance	299,999	299,999	$8.50	April 11, 2021
August 2016 Issuance – Long-Term Warrants	1,854,044	1,854,044	$4.37	August 8, 2021

Sub-total warrants issued and outstanding	2,924,355	2,184,855

Comerica Warrants – granted but not issued	375,000	375,000	$4.00	five years from issuance date

Total warrants granted	3,299,355	2,559,855